Calvert
Small-Cap Fund
June 30, 2024
Schedule of Investments (Unaudited)

Common Stocks — 99.2%

Security	Shares	Value
Aerospace & Defense — 2.9%
Hexcel Corp.	485,808	$ 30,338,710
Woodward, Inc.	311,454	54,311,348
		$ 84,650,058
Automobile Components — 3.5%
Dorman Products, Inc.(1)	942,967	$ 86,262,621
Visteon Corp.(1)	126,949	13,545,458
		$ 99,808,079
Banks — 8.6%
Commerce Bancshares, Inc.	1,368,033	$76,308,881
Community Financial System, Inc.	1,279,937	60,425,826
First Financial Bankshares, Inc.	1,529,991	45,180,634
SouthState Corp.	733,866	56,082,040
Stock Yards Bancorp, Inc.	195,450	9,708,001
		$247,705,382
Building Products — 7.1%
AAON, Inc.	503,251	$43,903,617
AZEK Co., Inc.(1)	1,255,797	52,906,728
CSW Industrials, Inc.	209,075	55,469,688
Hayward Holdings, Inc.(1)	1,671,517	20,559,659
Janus International Group, Inc.(1)	2,584,283	32,639,494
		$205,479,186
Capital Markets — 3.8%
Cohen & Steers, Inc.	748,851	$54,336,628
Stifel Financial Corp.	657,658	55,341,921
		$109,678,549
Chemicals — 2.7%
Balchem Corp.	144,018	$22,171,571
Quaker Chemical Corp.	321,375	54,537,338
		$76,708,909
Consumer Staples Distribution & Retail — 3.4%
Casey's General Stores, Inc.	52,951	$20,203,984
Chefs' Warehouse, Inc.(1)	603,450	23,600,929
Performance Food Group Co.(1)	827,710	54,719,908
		$98,524,821
Containers & Packaging — 3.2%
AptarGroup, Inc.	645,769	$90,930,733
		$90,930,733
Diversified Consumer Services — 0.6%
Bright Horizons Family Solutions, Inc.(1)	152,822	$16,822,646
		$16,822,646
Security	Shares	Value
Diversified REITs — 2.9%
Essential Properties Realty Trust, Inc.	3,010,215	$ 83,413,058
		$ 83,413,058
Electric Utilities — 2.4%
IDACORP, Inc.	729,331	$ 67,937,183
		$ 67,937,183
Electronic Equipment, Instruments & Components — 1.0%
Badger Meter, Inc.	152,267	$ 28,374,955
		$ 28,374,955
Financial Services — 1.8%
Euronet Worldwide, Inc.(1)	513,029	$53,098,501
		$53,098,501
Food Products — 1.3%
J&J Snack Foods Corp.	137,935	$22,396,506
Lancaster Colony Corp.	81,375	15,377,434
		$37,773,940
Ground Transportation — 1.6%
Landstar System, Inc.	255,743	$47,179,469
		$47,179,469
Health Care Equipment & Supplies — 2.5%
Integer Holdings Corp.(1)	337,294	$39,055,272
Neogen Corp.(1)	2,122,435	33,173,659
		$72,228,931
Health Care Providers & Services — 8.5%
Addus HomeCare Corp.(1)	354,172	$41,122,911
Chemed Corp.	154,221	83,677,230
Option Care Health, Inc.(1)	1,677,841	46,476,196
U.S. Physical Therapy, Inc.(2)	787,311	72,763,282
		$244,039,619
Hotels, Restaurants & Leisure — 6.8%
Aramark	2,369,738	$80,618,487
Choice Hotels International, Inc.	238,028	28,325,332
Texas Roadhouse, Inc.	119,260	20,478,134
Wyndham Hotels & Resorts, Inc.	908,320	67,215,680
		$196,637,633
Industrial REITs — 3.8%
EastGroup Properties, Inc.	372,383	$63,342,348
Terreno Realty Corp.	772,914	45,741,051
		$109,083,399

Calvert
Small-Cap Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Insurance — 6.2%
AMERISAFE, Inc.	500,289	$ 21,957,684
First American Financial Corp.	457,097	24,660,383
Selective Insurance Group, Inc.	694,790	65,192,146
White Mountains Insurance Group Ltd.	35,996	65,420,930
		$ 177,231,143
Machinery — 5.0%
Albany International Corp., Class A	556,201	$ 46,971,175
Atmus Filtration Technologies, Inc.(1)	1,006,663	28,971,761
Franklin Electric Co., Inc.	261,023	25,141,735
Middleby Corp.(1)	342,737	42,022,984
		$143,107,655
Professional Services — 2.8%
CBIZ, Inc.(1)	1,083,429	$80,282,089
		$80,282,089
Retail REITs — 1.8%
NETSTREIT Corp.(3)	3,202,079	$51,553,472
		$51,553,472
Semiconductors & Semiconductor Equipment — 3.1%
Allegro MicroSystems, Inc.(1)	955,729	$26,989,787
Axcelis Technologies, Inc.(1)	227,955	32,412,922
Diodes, Inc.(1)	412,637	29,680,979
		$89,083,688
Software — 5.9%
Altair Engineering, Inc., Class A(1)	200,078	$19,623,650
CCC Intelligent Solutions Holdings, Inc.(1)	1,740,741	19,339,633
Clearwater Analytics Holdings, Inc., Class A(1)	1,469,964	27,223,733
Envestnet, Inc.(1)	702,470	43,967,597
Progress Software Corp.	606,762	32,922,906
SPS Commerce, Inc.(1)	149,296	28,091,536
		$171,169,055
Specialized REITs — 1.3%
CubeSmart	840,472	$37,964,120
		$37,964,120
Specialty Retail — 0.6%
Burlington Stores, Inc.(1)	67,535	$16,208,400
		$16,208,400
Textiles, Apparel & Luxury Goods — 1.1%
Steven Madden Ltd.	774,465	$32,759,870
		$32,759,870
Security	Shares	Value
Trading Companies & Distributors — 3.0%
Core & Main, Inc., Class A(1)	1,428,029	$ 69,887,739
Herc Holdings, Inc.	113,356	15,109,221
		$ 84,996,960
Total Common Stocks (identified cost $2,401,394,977)		$2,854,431,503

Short-Term Investments — 0.2%
Affiliated Fund — 0.0%(4)
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(5)	3,320	$ 3,320
Total Affiliated Fund (identified cost $3,320)		$ 3,320
Securities Lending Collateral — 0.2%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%(6)	4,803,150	$ 4,803,150
Total Securities Lending Collateral (identified cost $4,803,150)		$ 4,803,150
Total Short-Term Investments (identified cost $4,806,470)		$ 4,806,470
Total Investments — 99.4% (identified cost $2,406,201,447)		$2,859,237,973
Other Assets, Less Liabilities — 0.6%		$ 16,974,330
Net Assets — 100.0%		$2,876,212,303

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Affiliated company.
(3)	All or a portion of this security was on loan at June 30, 2024. The aggregate market value of securities on loan at June 30, 2024 was $4,686,710 and the total market value of the collateral received by the Fund was $4,803,150, comprised of cash.
(4)	Amount is less than 0.05%.
(5)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2024.
(6)	Represents investment of cash collateral received in connection with securities lending.

Abbreviations:
REITs	– Real Estate Investment Trusts

Calvert
Small-Cap Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at June 30, 2024.
Affiliated Investments
An affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund.
At June 30, 2024, the value of the Fund's investment in Calvert Impact Capital, Inc. and affiliated companies and in funds that may be deemed to be affiliated was $72,766,602, which represents 2.5% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	$ 2,485,451	$ —	$ (2,520,000)	$ —	$ 34,549	$ —	$ 7,770	$ —
Common Stocks*
U.S. Physical Therapy, Inc.	62,396,764	10,026,473	—	—	340,045	72,763,282	1,001,489	787,311
Short-Term Investments
Liquidity Fund, Institutional Class(1)	48,525,331	376,935,485	(425,457,496)	—	—	3,320	740,627	3,320
Total				$ —	$374,594	$72,766,602	$1,749,886

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
*	The related industry is the same as the presentation in the Portfolio of Investments.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$2,854,431,503(1)	$ —	$ —	$2,854,431,503
Short-Term Investments:
Affiliated Fund	3,320	—	—	3,320
Securities Lending Collateral	4,803,150	—	—	4,803,150
Total Investments	$2,859,237,973	$ —	$ —	$2,859,237,973

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semi-annual or annual report to shareholders.
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